Document and Entity Information	12 Months Ended
Apr. 30, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2011
Registrant Name	JNL SERIES TRUST
Central Index Key	0000933691
Amendment Flag	false
Document Creation Date	Oct 10, 2012
Document Effective Date	Oct 10, 2012
Prospectus Date	Apr 30, 2012

Supplement Dated October 10, 2012
To The Summary Prospectus Dated April 30, 2012

JNL® Series Trust

Please note that the changes apply to your variable annuity product(s).

In the summary prospectus for JNL Institutional Alt 20 Fund, in the section entitled “Principal Investment Strategies” please delete the paragraph that immediately follows in its entirety and replace it with the following:

Traditional Asset Classes.  Under normal circumstances, the Fund allocates approximately 80% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 20% to 40% in fixed income securities, 20% to 40% in U.S. equity securities, and 5% to 30% in international securities.

Non-Traditional Asset Classes.  Under normal conditions, the Fund allocates approximately 20% of its assets to Underlying Funds that invest in non-traditional asset classes.  The Fund typically allocates 0% to 7% of its assets in each Underlying Fund that invests in non-traditional asset classes.

In the summary prospectus for JNL Institutional Alt 35 Fund, in the section entitled “Principal Investment Strategies” please delete the paragraph that immediately follows in its entirety and replace it with the following:

Traditional Asset Classes.  Under normal circumstances, the Fund allocates approximately 65% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 15% to 35% in fixed income securities, 15% to 35% in U.S. equity securities, and 5% to 25% in international securities.

Non-Traditional Asset Classes.  Under normal conditions, the Fund allocates approximately 35% of its assets to the Underlying Funds that invest in non-traditional asset classes.  The Fund typically allocates 0% to 10% of its assets in each Underlying Fund that invests in non-traditional asset classes.

In the summary prospectus for JNL Institutional Alt 50 Fund, in the section entitled “Principal Investment Strategies” please delete the paragraph that immediately follows in its entirety and replace it with the following:

Traditional Asset Classes.  Under normal circumstances, the Fund allocates approximately 50% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 10% to 30% in fixed income securities, 10% to 35% in U.S. equity securities, and 5% to 20% in international securities.

Non-Traditional Asset Classes.  Under normal conditions, the Fund allocates approximately 50% of its assets to the Underlying Funds that invest in non-traditional asset classes.  The Fund typically allocates 0% to 10% of its assets in each Underlying Fund that invests in non-traditional asset classes.

In the summary prospectus for JNL Institutional Alt 65 Fund, in the section entitled “Principal Investment Strategies” please delete the paragraph that immediately follows in its entirety and replace it with the following:

Traditional Asset Classes.  Under normal circumstances, the Fund allocates approximately 35% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 5% to 20% in fixed income securities, 5% to 25% in U.S. equity securities, and 0% to 15% in international securities.

Non-Traditional Asset Classes.  Under normal conditions, the Fund allocates approximately 65% of its assets to the Underlying Funds that invest in non-traditional asset classes.  The Fund typically allocates 0% to 13% of its assets in each Underlying Fund that invests in non-traditional asset classes.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JNL SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Supplement [Text Block]	jnlst2_SupplementTextBlock
Supplement Dated October 10, 2012
To The Summary Prospectus Dated April 30, 2012

JNL® Series Trust

Please note that the changes apply to your variable annuity product(s).

In the summary prospectus for JNL Institutional Alt 20 Fund, in the section entitled “Principal Investment Strategies” please delete the paragraph that immediately follows in its entirety and replace it with the following:

Traditional Asset Classes.  Under normal circumstances, the Fund allocates approximately 80% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 20% to 40% in fixed income securities, 20% to 40% in U.S. equity securities, and 5% to 30% in international securities.

Non-Traditional Asset Classes.  Under normal conditions, the Fund allocates approximately 20% of its assets to Underlying Funds that invest in non-traditional asset classes.  The Fund typically allocates 0% to 7% of its assets in each Underlying Fund that invests in non-traditional asset classes.

In the summary prospectus for JNL Institutional Alt 35 Fund, in the section entitled “Principal Investment Strategies” please delete the paragraph that immediately follows in its entirety and replace it with the following:

Traditional Asset Classes.  Under normal circumstances, the Fund allocates approximately 65% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 15% to 35% in fixed income securities, 15% to 35% in U.S. equity securities, and 5% to 25% in international securities.

Non-Traditional Asset Classes.  Under normal conditions, the Fund allocates approximately 35% of its assets to the Underlying Funds that invest in non-traditional asset classes.  The Fund typically allocates 0% to 10% of its assets in each Underlying Fund that invests in non-traditional asset classes.

In the summary prospectus for JNL Institutional Alt 50 Fund, in the section entitled “Principal Investment Strategies” please delete the paragraph that immediately follows in its entirety and replace it with the following:

Traditional Asset Classes.  Under normal circumstances, the Fund allocates approximately 50% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 10% to 30% in fixed income securities, 10% to 35% in U.S. equity securities, and 5% to 20% in international securities.

Non-Traditional Asset Classes.  Under normal conditions, the Fund allocates approximately 50% of its assets to the Underlying Funds that invest in non-traditional asset classes.  The Fund typically allocates 0% to 10% of its assets in each Underlying Fund that invests in non-traditional asset classes.

In the summary prospectus for JNL Institutional Alt 65 Fund, in the section entitled “Principal Investment Strategies” please delete the paragraph that immediately follows in its entirety and replace it with the following:

Traditional Asset Classes.  Under normal circumstances, the Fund allocates approximately 35% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 5% to 20% in fixed income securities, 5% to 25% in U.S. equity securities, and 0% to 15% in international securities.

Non-Traditional Asset Classes.  Under normal conditions, the Fund allocates approximately 65% of its assets to the Underlying Funds that invest in non-traditional asset classes.  The Fund typically allocates 0% to 13% of its assets in each Underlying Fund that invests in non-traditional asset classes.

JNL INSTITUTIONAL ALT 20 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst2_SupplementTextBlock
Supplement Dated October 10, 2012
To The Summary Prospectus Dated April 30, 2012

JNL® Series Trust

Please note that the changes apply to your variable annuity product(s).

In the summary prospectus for JNL Institutional Alt 20 Fund, in the section entitled “Principal Investment Strategies” please delete the paragraph that immediately follows in its entirety and replace it with the following:

Traditional Asset Classes.  Under normal circumstances, the Fund allocates approximately 80% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 20% to 40% in fixed income securities, 20% to 40% in U.S. equity securities, and 5% to 30% in international securities.

Non-Traditional Asset Classes.  Under normal conditions, the Fund allocates approximately 20% of its assets to Underlying Funds that invest in non-traditional asset classes.  The Fund typically allocates 0% to 7% of its assets in each Underlying Fund that invests in non-traditional asset classes.

JNL INSTITUTIONAL ALT 35 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst2_SupplementTextBlock
Supplement Dated October 10, 2012
To The Summary Prospectus Dated April 30, 2012

JNL® Series Trust

Please note that the changes apply to your variable annuity product(s).

In the summary prospectus for JNL Institutional Alt 35 Fund, in the section entitled “Principal Investment Strategies” please delete the paragraph that immediately follows in its entirety and replace it with the following:

Traditional Asset Classes.  Under normal circumstances, the Fund allocates approximately 65% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 15% to 35% in fixed income securities, 15% to 35% in U.S. equity securities, and 5% to 25% in international securities.

Non-Traditional Asset Classes.  Under normal conditions, the Fund allocates approximately 35% of its assets to the Underlying Funds that invest in non-traditional asset classes.  The Fund typically allocates 0% to 10% of its assets in each Underlying Fund that invests in non-traditional asset classes.

JNL INSTITUTIONAL ALT 50 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst2_SupplementTextBlock
Supplement Dated October 10, 2012
To The Summary Prospectus Dated April 30, 2012

JNL® Series Trust

Please note that the changes apply to your variable annuity product(s).

In the summary prospectus for JNL Institutional Alt 50 Fund, in the section entitled “Principal Investment Strategies” please delete the paragraph that immediately follows in its entirety and replace it with the following:

Traditional Asset Classes.  Under normal circumstances, the Fund allocates approximately 50% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 10% to 30% in fixed income securities, 10% to 35% in U.S. equity securities, and 5% to 20% in international securities.

Non-Traditional Asset Classes.  Under normal conditions, the Fund allocates approximately 50% of its assets to the Underlying Funds that invest in non-traditional asset classes.  The Fund typically allocates 0% to 10% of its assets in each Underlying Fund that invests in non-traditional asset classes.

JNL INSTITUTIONAL ALT 65 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst2_SupplementTextBlock
Supplement Dated October 10, 2012
To The Summary Prospectus Dated April 30, 2012

JNL® Series Trust

Please note that the changes apply to your variable annuity product(s).

In the summary prospectus for JNL Institutional Alt 65 Fund, in the section entitled “Principal Investment Strategies” please delete the paragraph that immediately follows in its entirety and replace it with the following:

Traditional Asset Classes.  Under normal circumstances, the Fund allocates approximately 35% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 5% to 20% in fixed income securities, 5% to 25% in U.S. equity securities, and 0% to 15% in international securities.

Non-Traditional Asset Classes.  Under normal conditions, the Fund allocates approximately 65% of its assets to the Underlying Funds that invest in non-traditional asset classes.  The Fund typically allocates 0% to 13% of its assets in each Underlying Fund that invests in non-traditional asset classes.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JNL SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Document Creation Date	dei_DocumentCreationDate	Oct 10, 2012